Shareholder Report, Average Annual Return (Details)		5 Months Ended	12 Months Ended
		May 31, 2025	May 31, 2025
Capital Group U.S. Small and Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group U.S. Small and Mid Cap ETF (at NAV)
Average Annual Return, Percent	[1],[2]	0.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	[2],[3]	1.04%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Average Annual Return, Percent	[2],[3]	(4.47%)
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	[2],[3]	0.14%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on January 14, 2025.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.